Transactions with Related Parties and Affiliates	6 Months Ended
Jun. 30, 2016
Transactions with Related Parties and Affiliates [Abstract]
Transactions with Related Parties and Affiliates
NOTE 13 - TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES
The Navios Holdings Credit facility: In May 2015, Navios Partners entered into the Navios Holdings Credit Facility of up to $60,000. The Navios Holdings Credit Facility has a margin of LIBOR plus 300 bps. The final maturity date is January 2, 2017. As of June 30, 2016, there was no outstanding amount under this facility (see Note 7).
Management fees: Pursuant to the amended Management Agreement, in each of October 2011, October 2013, August 2014 and February 2015, the Manager, a wholly owned subsidiary of Navios Holdings, provided commercial and technical management services to Navios Partners' vessels for a daily fee of: (a) $4,000 daily rate per Ultra-Handymax vessel; (b) $4,100 daily rate per Panamax vessel; (c) $5,100 daily rate per Capesize vessel; (d) $6,500 daily rate per Container vessel of TEU 6,800; (e) $7,200 daily rate per Container vessel of more than TEU 8,000; and (f) $8,500 daily rate per very large Container vessel of more than TEU 13,000 through December 31, 2015. In February 2016, Navios Partners amended its existing management agreement with the Manager to fix the fees for ship management services of its owned fleet at: (a) $4,100 daily rate per Ultra-Handymax vessel; (b) $4,200 daily rate per Panamax vessel; (c) $5,250 daily rate per Capesize vessel; (d) $6,700 daily rate per Container vessel of TEU 6,800; (e) $7,400 daily rate per Container vessel of more than TEU 8,000; and (f) $8,750 daily rate per very large Container vessel of more than TEU 13,000 through December 31, 2017. Drydocking expenses under this agreement are reimbursed by Navios Partners at cost at occurrence.
Total management fees for the three and six months ended June 30, 2016 amounted to $14,719 and $29,439, respectively. Total management fees for the three and six months ended June 30, 2015 amounted to $14,141 and $27,542, respectively.
General and administrative expenses: Pursuant to the Administrative Services Agreement, the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager, until December 31, 2017.
Total general and administrative expenses charged by Navios Holdings for the three and six month periods ended June 30, 2016 amounted to $1,938 and $3,875, respectively. Total general and administrative expenses charged by Navios Holdings for the three and six month periods ended June 30, 2015 amounted to $1,505 and $3,105, respectively.
Balance due to related parties: Included in the current liabilities as of June 30, 2016 was an amount of $7,352, which represented the current account payable to Navios Holdings and its subsidiaries. The balance mainly consisted of payables for drydock and special survey expenses of $7,689 and other receivables, net, of $337. Amounts due to related parties as of December 31, 2015 was $8,680,which mainly consisted of payables for drydock and special survey expenses of $5,714, management fees outstanding of $1,203 and other receivables, net, of $1,763.
Vessel Chartering: In February 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Apollon, a 2000-built Ultra-Handymax vessel. The term of this charter was approximately two years, at a net daily rate of $12.50 for the first year and $13.50 for the second year, plus 50/50 profit sharing based on actual earnings. In January 2014, this charter was extended for approximately six months at a net daily rate of $13.50 plus 50/50 profit sharing based on actual earnings and in October 2014, this charter was further extended for approximately one year at a net daily rate of $12.50 plus 50/50 profit sharing based on actual earnings. In April 2015, this charter was further extended for approximately one year at a net daily rate of $12.50 plus 50/50 profit sharing based on actual earnings at the end of the period. The vessel was redelivered in April 2016.
In May 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Prosperity, a 2007-built Panamax vessel. The term of this charter was approximately one year with two six-month extension options granted to Navios Holdings, at a net daily rate of $12.00 plus profit sharing. In April 2014, this charter was extended for approximately one year and the owners will receive 100% of the first $1.50 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. On February 11, 2015, Navios Partners and Navios Holdings entered into a novation agreement whereby the rights to the time charter contract of Navios Prosperity were transferred to Navios Holdings on March 5, 2015.
In September 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Libra, a 1995-built Panamax vessel. The term of this charter is approximately three years commencing in October 2012, at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings. In April 2015, this charter was further extended for approximately one year at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings at the end of the period. The vessel was redelivered in April 2016.
In May 2013, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Felicity, a 1997-built Panamax vessel. The term of this charter was approximately one year with two six-month extension options, at a net daily rate of $12.00 plus profit sharing. The owners will receive 100% of the first $1.50 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. In February 2014, Navios Holdings exercised its first option to extend this charter, and in August 2014, Navios Holdings exercised its second option. In April 2015, this charter was further extended for approximately one year at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings at the end of the period. The vessel was redelivered in April 2016.

In May 2013, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Aldebaran, a 2008-built Panamax vessel. The term of this charter was approximately six months commencing in June 2013, at a net daily rate of $11.00 plus profit sharing, with a six-month extension option. In December 2013, Navios Holdings exercised its option to extend this charter, at a net daily rate of $11.00 plus profit sharing. The owners will receive 100% of the first $2.50 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. In July 2014, the Company further extended this charter for approximately six to nine months. On February 11, 2015, Navios Partners and Navios Holdings entered into a novation agreement whereby the rights to the time charter contract of Navios Aldebaran were transferred to Navios Holdings on February 28, 2015.
In July 2013, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Hope, a 2005-built Panamax vessel. The term of this charter was approximately one year, at a net daily rate of $10.00. In December 2013, Navios Holdings extended this charter for approximately six months at a net daily rate of $10.00 plus 50/50 profit sharing based on actual earnings. In January 2015, this charter was further extended for approximately one year at a net daily rate of $10.00 plus 50/50 profit sharing based on actual earnings at the end of the period. The vessel was redelivered in December 2015.
In July 2013, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Pollux, a 2009-built Capesize vessel, which was completed in August 2013. In August 2014, Navios Partners entered into another charter with a subsidiary of Navios Holdings for the Navios Pollux. The term of this charter was approximately three months which commenced in August 2014, at a daily rate of $21.30 net per day. The charter contract was completed in November 2014. In February 2015, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Pollux, a 2009-built Capesize vessel. The term of this charter is approximately for twelve months at a daily rate of $11.40 net per day plus 50/50 profit sharing based on actual earnings at the end of the period. The vessel was redelivered in February 2016.
In March 2015, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Gemini, a 1994-built Panamax vessel. The term of this charter is approximately nine months that commenced in March 2015, at a net daily rate of $7.60 plus 50/50 profit sharing based on actual earnings at the end of the period. The vessel was redelivered in January 2016.
In April 2015, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Hyperion, a 2004-built Panamax vessel. The term of this charter is approximately ten months that commenced in April 2015, at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings at the end of the period. The vessel was redelivered in January 2016.
In April 2015, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Soleil, a 2009-built Ultra-Handymax vessel. The term of this charter is approximately ten months that commenced in May 2015, at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings at the end of the period. The vessel was redelivered in December 2015.
In April 2015, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Harmony, a 2006-built Panamax vessel. The term of this charter is approximately twelve months that commenced in May 2015, at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings at the end of the period. The vessel was redelivered in April 2016.
In April 2015, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Orbiter, a 2004-built Panamax vessel. The term of this charter is approximately twelve months that commenced in June 2015, at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings at the end of the period. The vessel was redelivered in April 2016.
In April 2015, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Fantastiks, a 2005-built Capesize vessel. The term of this charter is approximately ten months that commenced in June 2015, at a net daily rate of $12.50 plus 50/50 profit sharing based on actual earnings at the end of the period. The vessel was redelivered in April 2016.
In April 2015, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Alegria, a 2004-built Panamax vessel. The term of this charter is approximately twelve months that commenced in June 2015, at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings at the end of the period. The vessel was redelivered in April 2016.
In April 2015, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Sun, a 2005-built Panamax vessel. The term of this charter is approximately ten months that commenced in July 2015, at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings at the end of the period. The vessel was redelivered in April 2016.
For the three and six months ended June 30, 2016, the total revenue of Navios Partners from the subsidiaries of Navios Holdings amounted to $(3,135) and $1,171, respectively. For the three and six months ended June 30, 2015, the total revenue of Navios Partners from the subsidiaries of Navios Holdings amounted to $7,723 and $14,133, respectively.
Share Purchase Agreements: On February 4, 2015, Navios Partners entered into a share purchase agreement with Navios Holdings pursuant to which Navios Holdings made an investment in Navios Partners by purchasing common units, and general partnership interests (See Note 9—Issuance of Units).

Registration Rights Agreement: On February 4, 2015, in connection with the share purchase agreement as discussed above, Navios Partners entered into a registration rights agreement with Navios Holdings pursuant to which Navios Partners provided Navios Holdings with certain rights relating to the registration of the common units.
Revolving Loans to Navios Europe I: Navios Holdings, Navios Maritime Acquisition Corporation (“Navios Acquisition”) and Navios Partners will make available to Navios Europe Inc. (“Navios Europe I”) (in each case, in proportion to their ownership interests in Navios Europe I) revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”). See Note 14 for the Investment in Navios Europe I and respective ownership interests.
The Navios Revolving Loans I earn a 12.7% preferred distribution and are repaid from Free Cash Flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates.
As of June 30, 2016, Navios Partners' portion of the outstanding amount relating to portion of the investment in Navios Europe I (5.0% of the $10,000) was $500, under the caption “Investment in affiliates” and the outstanding amount relating to the Navios Revolving Loans I capital is $750, under the caption “Loans receivable from affiliates.” As of June 30, 2016 and December 31, 2015, the amounts undrawn from the Navios Revolving Loans I were $9,100, of which Navios Partners' portion was $455.
Revolving Loans to Navios Europe II: Navios Holdings, Navios Acquisition and Navios Partners will make available to Navios Europe (II) Inc. (“Navios Europe II”) (in each case, in proportion to their ownership interests in Navios Europe II) revolving loans up to $38,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). See Note 14 for the Investment in Navios Europe II and respective ownership interests.
The Navios Revolving Loans II earn an 18.0% preferred distribution and are repaid from Free Cash Flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates.
As of June 30, 2016, Navios Partners' portion of the outstanding amount relating to portion of the investment in Navios Europe II (5.0% of the $14,000) was $700, under the caption “Investment in affiliates” and the outstanding amount relating to the Navios Revolving Loans II capital is $1,221, under the caption “Loans receivable from affiliates.” As of June 30, 2016, the amounts undrawn from the Navios Revolving Loans II was $14,075, of which Navios Partners' portion was $704. As of December 31, 2015, the amount undrawn from the Navios Revolving Loans II was $23,075, of which Navios Partners' portion was $1,154.

Others: Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners' IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.
Navios Partners entered into an omnibus agreement with Navios Acquisition and Navios Holdings (the “Acquisition Omnibus Agreement”) in connection with the closing of Navios Acquisition's initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (i) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (ii) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.
In connection with the Navios Maritime Midstream Partners L.P. (“Navios Midstream”) initial public offering and effective November 18, 2014, Navios Partners entered into an omnibus agreement with Navios Midstream, Navios Acquisition and Navios Holdings pursuant to which Navios Acquisition, Navios Holdings and Navios Partners have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years and also providing rights of first offer on certain tanker vessels.
On November 15, 2012 (as amended in March 2014), Navios Holdings and Navios Partners entered into an agreement (the “Navios Holdings Guarantee”) by which Navios Holdings will provide supplemental credit default insurance with a maximum cash payment of $20,000. During the three and six month period ended June 30, 2016, the Company submitted claims for charterers' default under this agreement to Navios Holdings for a total amount of $2,276 and $4,552, respectively, net of applicable deductions which were recorded under “Other income/ (expense), net”.
As of June 30, 2016, Navios Holdings held an 18.1% common unit interest in Navios Partners, represented by 15,344,310 common units, and it also held a general partner interest of 2.0%.